Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Virco Mfg. Corporation 401(k) Plan

EIN: 95-1613718 Plan Number: 002
Schedule H, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

Name of Issuer	Description of Investment	Number of Units	Current Value
* MetLife Reliance Stable Value Fund Class 10	Common collective trust	11,684	$1,613,965
Nuveen TIAA Lifecycle 2025	Common collective trust	696,464	9,478,876
Nuveen TIAA Lifecycle 2010	Common collective trust	100	1,217
Nuveen TIAA Lifecycle 2015	Common collective trust	429	5,530
Nuveen TIAA Lifecycle 2030	Common collective trust	604,281	8,580,793
Nuveen TIAA Lifecycle 2035	Common collective trust	410,632	6,093,782
Nuveen TIAA Lifecycle 2020	Common collective trust	169,031	2,231,213
Nuveen TIAA Lifecycle 2065	Common collective trust	19,478	306,006
Nuveen TIAA Lifecycle 2040	Common collective trust	225,505	3,535,922
Nuveen TIAA Lifecycle 2045	Common collective trust	203,770	3,329,598
Nuveen TIAA Lifecycle 2050	Common collective trust	76,622	1,273,463
Nuveen TIAA Lifecycle Income	Common collective trust	130,346	1,667,125
Nuveen TIAA Lifecycle 2060	Common collective trust	37,892	616,119
Nuveen TIAA Lifecycle 2055	Common collective trust	62,442	1,045,902
Vanguard Small Cap Index Fund	Mutual fund	10,057	1,242,885
Fidelity 500 Index Fund	Mutual fund	30,754	7,310,945
Fidelity Blue Chip Growth Fund	Mutual fund	6,376	1,713,655
Columbia Global Tech Growth Fund	Mutual fund	19,036	2,113,401
Hartford Strategic Inc Fund	Mutual fund	50,801	405,392
Principal Mid Cap Fund	Mutual fund	10,242	426,371
Vanguard Mid Cap Index Fund	Mutual fund	4,028	1,447,532
Baron Small Cap Fund	Mutual fund	9,178	277,350
Allspring Core Plus Bond	Mutual fund	27,591	312,880
Blackrock International Inst	Mutual fund	13,168	291,794
First Eagle Global	Mutual fund	3,463	280,582
Neu Large Cap Value Fund	Mutual fund	8,694	441,827
Victory Established Value Fund	Mutual fund	5,445	245,243
Victory Sycamore Small Company Opportunity Fund	Mutual fund	3,768	171,210
American Fund EuroPacific Growth Fund	Mutual fund	12,382	748,984
American Fund American Balanced Fund	Mutual fund	34,316	1,288,563
American Funds New World Fund	Mutual fund	4,935	461,596
Goldman Sachs Financial Sq Govt Fund	Mutual fund	1,181,832	1,181,832

* Virco Mfg. Corporation (1)	Common stock	1,037,407	7,232,462
* Participant Loans **		—	1,875,322
			$69,249,337
* Party-in-interest
** The participant loans bear interest at the prime rate as of the beginning of the quarter in which the loan was originated plus 1% and are collateralized by the participants’ vested account balance. The interest rate on outstanding loans at December 31, 2025 ranged from 4.25% to 9.50% and loans mature through 2030.
(1)Virco Unitized Stock is a unitized investment which consists of Virco Mfg. Corporation common stock and investments in a money market fund. At December 31, 2025, this investment held 1,091,405 shares of Virco Mfg. Corporation common stock with a market value of approximately $7,002,000 and short-term investment fund of approximately $230,000.

Note: Cost information is not required for participant directed investments.

See accompanying report of independent registered public accounting firm.